   As filed with the Securities and Exchange Commission on February 26, 1999

                                                       Registration No. 33-19765

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549
                         ------------------------------

                                    FORM N-4
                         POST-EFFECTIVE AMENDMENT NO. 6
                                       to
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  |X|
                                      and
                                AMENDMENT NO. 6
                                      to
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |X|

                       SUN LIFE (N.Y.) VARIABLE ACCOUNT B
                           (Exact Name of Registrant)

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                               (Name of Depositor)

                                 80 Broad Street
                            New York, New York 10004
                             (Address of Depositor's
                          Principal Executive Offices)

                  Depositor's Telephone Number:  (212) 943-3855

               Edward M. Shea, Assistant Vice President and Counsel
                 c/o Sun Life Assurance Company of Canada (U.S.)
                         Retirement Products and Services
                               One Copley Place
                            Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                          Copies of Communications to:

                              David N. Brown, Esq.
                               Covington & Burling
                         1201 Pennsylvania Avenue, N.W.
                                  P.O. Box 7566
                             Washington, D.C.  20044


|X| It is proposed that this filing will become effective on April 27, 1999 pursuant to paragraph (a) of Rule 485.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

C3 (NY)

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

   Attached hereto and made a part hereof is the Prospectus dated May 1, 1999.

                                                                      PROSPECTUS
                                                                     MAY 1, 1999

                                   COMPASS 3

    Sun Life Insurance and Annuity Company of New York ("we" or the "Company") and Sun Life of New York (N.Y.) Variable Account B (the "Variable Account") offer the individual flexible payment deferred annuity contracts described in this Prospectus (the "Contracts").


    You may choose among seven variable investment options and a fixed account option. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following series of the MFS/Sun Life Series Trust (the "Series Fund"), a mutual fund advised by our affiliate, Massachusetts Financial Services Company:


Money Market Series                        World Governments Series
High Yield Series                          Total Return Series
Capital Appreciation Series                Managed Sectors Series
Government Securities Series

    The fixed account option pays interest at a guaranteed fixed rate.

    THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE SERIES FUND. PLEASE READ THIS PROSPECTUS AND THE SERIES FUND PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP THEM FOR FUTURE REFERENCE. THEY CONTAIN IMPORTANT INFORMATION ABOUT THE COMPASS 3 ANNUITY AND THE SERIES FUND.


    We have filed a Statement of Additional Information dated May 1, 1999 (the "SAI"), which is incorporated by reference in this Prospectus, with the Securities and Exchange Commission (the "SEC"). The table of contents for the SAI is on page 24 of this Prospectus. You may obtain a copy without charge by writing to our Annuity Service Mailing Address or by telephoning (800) 447-7569 or (212) 943-3855. In addition, the SEC maintains a website (http://www.sec.gov) that contains this Prospectus, the SAI, materials incorporated by reference, and other information regarding companies that file with the SEC.


    THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    ANY REFERENCE IN THIS PROSPECTUS TO RECEIPT BY US MEANS RECEIPT AT THE FOLLOWING ADDRESS:

   ANNUITY SERVICE MAILING ADDRESS, C/O SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK 80 BROAD STREET, NEW YORK, NEW YORK 10004

                                 TABLE OF CONTENTS


                                                                         PAGE
Definitions                                                                2
Synopsis                                                                   3
Expense Summary                                                            4
Condensed Financial Information                                            5
Performance Data                                                           6
Financial Statements                                                       6
A Word About the Company, the Variable Account and the Series Fund         6
Purchase Payments and Contract Values During Accumulation Phase            8
Cash Withdrawals                                                          10
Death Benefit                                                             11
Contract Charges                                                          12
Annuity Provisions                                                        14
Other Contract Provisions                                                 16
Federal Tax Status                                                        18
Year 2000 Compliance                                                      21
Distribution of the Contracts                                             21
Legal Proceedings                                                         21
Owner Inquiries                                                           21
Table of Contents for Statement of Additional Information                 22


                                  DEFINITIONS

    The Contract is a legal document that uses a number of specially defined terms. We explain some of the terms that we use in this Prospectus in the context where they arise, and others are self-explanatory. In addition, for convenient reference, we have compiled a list of terms used in this Prospectus, which appears below. If you come across a term that you do not understand, please refer to this list of definitions for an explanation.

    The terms "we" and "the Company" will be used to refer to Sun Life Insurance and Annuity Company of New York. We will use the term "you" to refer to the Owner of the Contract. Readers of this Prospectus should note that unless they are the Owner of the Contract, their ability to exercise any rights belonging to the Owner will depend on their agreement with the Owner.

Accumulation Account: An account we establish for the Contract to which we credit net Purchase Payments in the form of Accumulation Units.

Accumulation Phase: The period before the Annuity Commencement Date and during the lifetime of the Annuitant. The Accumulation Phase will also terminate when you surrender your Contract.

Accumulation Unit: A unit of measure we use to calculate the value of the Accumulation Account. There are two types of Accumulation Units: Variable Accumulation Units and Fixed Accumulation Units.

Annuitant: The person or persons named in the Contract and on whose life the first annuity payment is to be made. If more than one person is so named, all provisions of the Contract that are based on the death of the "Annuitant" will be based on the date of death of the last surviving of the persons so named. By example, the death benefit will become due only upon the death, prior to the Annuity Commencement Date, of the last surviving of the persons so named. Collectively, these persons are referred to in this Contract as "Annuitants." The Owner is not permitted to name a "Co-Annuitant" under a Qualified Contract.

Annuity Commencement Date: The date on which we are to make the first annuity payment.

Annuity Unit: A unit of measure we use to calculate the amount of the second and each subsequent Variable Annuity payment.

Beneficiary: The person who has the right to the death benefit set forth in the Contract.

Company: Sun Life Insurance and Annuity Company of New York (also referred to in this Prospectus as "we").

Contract Years and Contract Anniversaries: The first Contract Year is the period of 12 months plus a part of a month as measured from the date we issue the Contract to the first day of the calendar month that follows the calendar month of issue. All Contract Years and Contract Anniversaries thereafter are 12 month periods based upon the first day of the calendar month that follows the calendar month of issue.

Due Proof of Death: An original certified copy of an official death certificate, or an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

Fixed Account: The Fixed Account consists of all assets of the Company other than those allocated to a separate account of the Company.

Fixed Annuity: An annuity with payments that do not vary as to dollar amount.

Non-Qualified Contract: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403 or 408 of the Internal Revenue Code of 1986, as amended (the "Code"). The Contract must be owned by a natural person or by a trust or other entity as agent for a natural person for the Contract to receive favorable income tax treatment as an annuity.

Owner: The person, persons or entity entitled to the ownership rights stated in the Contract and in whose name or names the Contract is issued. In this Prospectus, we refer to the Owner as "you".

Payee: The recipient of payments under the Contract. The term may include an Annuitant, a Beneficiary who becomes entitled to benefits upon the death of the Annuitant or any person who is designated as the beneficiary of distributions made as a result of the death of the Owner.

Purchase Payment (Payment): An amount you, or someone on your behalf, pay to us as consideration for the benefits provided by the Contract.

Qualified Contract: A Contract used in connection with a retirement plan that receives favorable federal income tax treatment under Sections 401, 403 or 408 of the Code.

Series Fund: MFS/Sun Life Series Trust.

Seven Year Anniversary: The seventh Contract Anniversary and each succeeding Contract Anniversary occurring at any seven year interval thereafter, for example, the 14th, 21st and 28th Contract Anniversaries.

Sub-Account: That portion of the Variable Account that invests in shares of a particular series or sub-series of the Series Fund.

Valuation Period: The period of time from one determination of Accumulation Unit and Annuity Unit values to the next subsequent determination of these values.

Variable Annuity: An annuity with payments that vary as to dollar amount in relation to the investment performance of specified Sub-Accounts of the Variable Account.

We: Sun Life Insurance and Annuity Company of New York.

You: The Owner of the Contract.

                                    SYNOPSIS


    You may allocate Purchase Payments to Sub-Accounts of the Variable Account or to the Fixed Account or both. Purchase Payments must total at least $300 for the first Contract Year and each Purchase Payment must be at least $25 (see "Purchase Payments" on page 10). During the Accumulation Phase you may, without charge, transfer amounts among the Sub-Accounts and between the Sub-Accounts and the Fixed Account, subject to certain conditions (see "Transfers" on page 11).



    We do not deduct a sales charge from Purchase Payments; however, if you make a cash withdrawal, we will, with certain exceptions, deduct a withdrawal charge ranging from 6% to 0%. You may withdraw a portion of your Accumulation Account each year before we impose the withdrawal charge, and after we have held a Purchase Payment for seven years you may withdraw it without charge. We do not impose a withdrawal charge upon annuitization or upon the transfers described above (see "Cash Withdrawals" and "Withdrawal Charges" on pages 12 and 15, respectively).



    Special restrictions on withdrawals apply to Qualified Contracts, including Contracts used with Tax-Sheltered Annuities established pursuant to Section 403(b) of the Code. In addition, under certain circumstances, withdrawals may result in tax penalties (see "Federal Tax Status" on page 20).



    If the Annuitant dies before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary. If the Annuitant dies on or after the Annuity Commencement Date, we will not pay a death benefit (unless the annuity option elected provides for a death benefit) (see "Death Benefit" on page 13).

    On each Contract Anniversary and on surrender of the Contract for full value, we will deduct a contract maintenance charge of $30. After the Annuity Commencement Date, we deduct this pro rata from each annuity payment we make during the year (see "Contract Maintenance Charge" on page 14).



    We also deduct a mortality and expense risk charge equal to an annual rate of 1.25% of the daily net assets of the Variable Account attributable to the Contracts. In addition, for the first seven Contract Years we deduct a distribution expense charge equal to an annual rate of 0.15% of the daily net assets of the Variable Account attributable to the Contracts. We do not deduct the distribution expense charge after the seventh Contract Anniversary (see "Mortality and Expense Risk Charge and Distribution Expense Charge" on page 14).



    We will deduct a charge for premium taxes payable to any governmental entity (see "Premium Taxes" on page 16).



    Annuity payments will begin on the Annuity Commencement Date. You select the Annuity Commencement Date, frequency of payments, and the annuity option (see "Annuity Provisions" on page 16).


    If you are not satisfied with the Contract, you may return it to us at our Annuity Service Mailing Address within ten days after we deliver the Contract to you. When we receive the returned Contract, we will cancel it and refund to you the value of the Contract's Accumulation Account at the end of the Valuation Period during which we received the returned Contract.

                                EXPENSE SUMMARY

    The purpose of the following table and Examples is to help you understand the costs and expenses that you will bear, directly and indirectly, under a Contract. The table reflects expenses of the Variable Account attributable to the Contracts as well as of the Series Fund. The information set forth should be considered together with the narrative provided under the heading "Contract Charges" in this Prospectus, and with the Series Fund's prospectus. In addition to the expenses listed below, premium taxes may be applicable if you are a resident of a state other than New York.

                                                  MONEY     HIGH        CAPITAL      GOVERNMENT       WORLD        TOTAL    MANAGED
                                                 MARKET     YIELD    APPRECIATION    SECURITIES    GOVERNMENTS    RETURN    SECTORS
OWNER TRANSACTION EXPENSES                       SERIES    SERIES       SERIES         SERIES         SERIES      SERIES     SERIES
-----------------------------------------------  -------   -------   -------------   -----------   ------------   -------   --------
Sales Load Imposed on Purchases................    $0        $0           $0             $0            $0           $0        $0
Deferred Sales Load (as a percentage of
  Purchase Payments withdrawn) (1)
  Number of Contract Years Payment in
    Accumulation Account
    0-1........................................     6%        6%           6%             6%            6%           6%        6%
    2-3........................................     5%        5%           5%             5%            5%           5%
    4-5........................................     4%        4%           4%             4%            4%           4%        4%
    6..........................................     3%        3%           3%             3%            3%           3%        3%
    7 or more..................................     0%        0%           0%             0%            0%           0%        0%
Exchange Fee...................................    $0        $0           $0             $0            $0           $0        $0

ANNUAL CONTRACT MAINTENANCE CHARGE
---------------------------------------------------                ---------------$30 per Contract ---------------
SEPARATE ACCOUNT ANNUAL EXPENSES
---------------------------------------------------
(as a percentage of average Separate Account assets)
Mortality and Expense Risk Fees....................     1.25%    1.25%       1.25%         1.25%         1.25%      1.25%     1.25%
Distribution Expense Charge (2)....................     0.15%    0.15%       0.15%         0.15%         0.15%      0.15%     0.15%
Other Account Fees and Expenses....................     0.00%    0.00%       0.00%         0.00%         0.00%      0.00%     0.00%
Total Separate Account Annual Expenses.............     1.40%    1.40%       1.40%         1.40%         1.40%      1.40%     1.40%

SERIES FUND ANNUAL EXPENSES
---------------------------------------------------
(as a percentage of Series Fund average net assets)
Management Fees....................................
Other Expenses.....................................
Total Series Fund Annual Expenses..................

------------------------------
(1) A portion of the Accumulation Account value may be withdrawn each year without imposition of any withdrawal charge, and after a Purchase Payment has been held by the Company for seven years it may be withdrawn free of any withdrawal charge.

(2) The Distribution Expense Charge is imposed only during the first seven Contract Years. This charge may be deemed a deferred sales charge.

                                    EXAMPLES

    If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                                            ------   -------   -------   --------
Money Market Series.......................................................................
High Yield Series.........................................................................
Capital Appreciation Series...............................................................
Government Securities Series..............................................................
World Governments Series..................................................................
Total Return Series.......................................................................
Managed Sectors Series....................................................................

If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                                            ------   -------   -------   --------
Money Market Series.......................................................................
High Yield Series.........................................................................
Capital Appreciation Series...............................................................
Government Securities Series..............................................................
World Governments Series..................................................................
Total Return Series.......................................................................
Managed Sectors Series....................................................................

    THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN.

           CONDENSED FINANCIAL INFORMATION--ACCUMULATION UNIT VALUES

    The following information should be read in conjunction with the Variable Account's financial statements appearing in the Statement of Additional Information, all of which has been audited by Deloitte & Touche LLP, independent certified public accountants.

                                                                             PERIOD ENDED         YEAR ENDED          YEAR ENDED
                                                                             DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                                                1993*                1994                1995
                                                                          ------------------   -----------------   -----------------
CAPITAL APPRECIATION SERIES
  Unit Value
    Beginning of Period
    End of Period
  Units Outstanding End of Period
GOVERNMENT SECURITIES SERIES
  Unit Value
    Beginning of Period
    End of Period
  Units Outstanding End of Period
HIGH YIELD SERIES
  Unit Value
    Beginning of Period
    End of Period
  Units Outstanding End of Period
MANAGED SECTORS SERIES
  Unit Value
    Beginning of Period
    End of Period
  Units Outstanding End of Period
MONEY MARKET SERIES
  Unit Value
    Beginning of Period
    End of Period
  Units Outstanding End of Period
TOTAL RETURN SERIES
  Unit Value
    Beginning of Period
    End of Period
  Units Outstanding End of Period
WORLD GOVERNMENTS SERIES
  Unit Value
    Beginning of Period
    End of Period
  Units Outstanding End of Period

                                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                                            DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                                                1996                1997                1998
                                                                          -----------------   -----------------   -----------------
CAPITAL APPRECIATION SERIES
  Unit Value
    Beginning of Period
    End of Period
  Units Outstanding End of Period
GOVERNMENT SECURITIES SERIES
  Unit Value
    Beginning of Period
    End of Period
  Units Outstanding End of Period
HIGH YIELD SERIES
  Unit Value
    Beginning of Period
    End of Period
  Units Outstanding End of Period
MANAGED SECTORS SERIES
  Unit Value
    Beginning of Period
    End of Period
  Units Outstanding End of Period
MONEY MARKET SERIES
  Unit Value
    Beginning of Period
    End of Period
  Units Outstanding End of Period
TOTAL RETURN SERIES
  Unit Value
    Beginning of Period
    End of Period
  Units Outstanding End of Period
WORLD GOVERNMENTS SERIES
  Unit Value
    Beginning of Period
    End of Period
  Units Outstanding End of Period


* From March 1, 1993 (date of commencement of sales of the Contracts).

                                PERFORMANCE DATA

    From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance data relating to the Sub-Accounts. Performance data will consist of total return quotations which will always include quotations for the period subsequent to the date each Sub-Account became available for investment under the Contracts, and for recent one year and, when applicable, five and ten year periods. Such quotations for such periods will be the average annual rates of return required for an initial Purchase Payment of $1,000 to equal the actual variable accumulation value attributable to such Purchase Payment on the last day of the period, after reflection of all applicable withdrawal and Contract charges. In addition, the Variable Account may calculate non-standardized rates of return that do not reflect withdrawal and Contract charges. Results calculated without withdrawal and/or Contract charges will be higher. Performance figures used by the Variable Account are based on the actual historical performance of the Series Fund for specified periods, and the figures are not intended to indicate future performance. The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More detailed information on the computations is set forth in the Statement of Additional Information.

                              FINANCIAL STATEMENTS

    Financial Statements of the Variable Account and the Company are included in the Statement of Additional Information.

       A WORD ABOUT THE COMPANY, THE VARIABLE ACCOUNT AND THE SERIES FUND

THE COMPANY

    Sun Life Insurance and Annuity Company of New York is a stock life insurance company incorporated under the laws of New York on May 25, 1983. Our Home Office is located at 80 Broad Street, New York, New York 10004.


    We are a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), a stock life insurance company incorporated in Delaware and having its Executive Office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Sun Life of Canada (U.S.) is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, Toronto, Ontario, Canada, a mutual life insurance company incorporated in Canada in 1865.


THE VARIABLE ACCOUNT


    We established the "Variable Account" as a separate account of the Company on December 3, 1984, pursuant to a resolution of the Company's Board of Directors. The Variable Account meets the definition of a separate account under the federal securities laws and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.


    Under New York insurance law, and under the Contracts, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains or losses of the Company. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

    The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific series of the Series Fund described below.


    In addition to the Contracts, we issue other variable annuity contracts participating in the Variable Account.

THE SERIES FUND

    The Series Fund is an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Series Fund.

    All amounts allocated to the Variable Account will be used to purchase shares of the Series Fund at their net asset value as you designate. Any and all distributions made by the Series Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. We will make deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, administrative charges, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks and distribution expenses and any applicable taxes, in effect, by redeeming the number of Series Fund shares, at their net asset value, equal in total value to the amount to be deducted. The Variable Account will be fully invested in Series Fund shares at all times.


    The Series Fund is composed of 26 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 26 series, each corresponding to one of the portfolios. The Contracts provide for investment in shares 7 series of the Series Fund Massachusetts Financial Services Company, an affiliate of Sun Life of Canada (U.S.). The investment objectives of each of the 7 available series of the Series Fund are summarized below.


    (1) MONEY MARKET SERIES ("MMS") will seek maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments maturing in less than 13 months. An investment in this series is neither insured nor guaranteed by the U.S. Government. There can be no assurance that this series will be able to maintain a stable net asset value of $1.00 per share.

    (2) HIGH YIELD SERIES ("HYS") will seek high current income and capital appreciation by investing primarily in fixed income securities of U.S. and foreign issuers which may be in the lower rated categories or unrated (commonly known as "junk bonds") and which may include equity features. The series may invest up to 100% of its net assets in these securities, which generally involve greater risks, including volatility of price, risk to principal and income, default risks, and less liquidity, than securities in the higher rated categories. Any person contemplating allocating Purchase Payments to the Sub-Account investing in shares of the High Yield Series should review the risk disclosure in the Series Fund prospectus carefully and consider the investment risks involved.

    (3) CAPITAL APPRECIATION SERIES ("CAS") will seek capital appreciation by investing in securities of all types, with a major emphasis on common stocks.

    (4) GOVERNMENT SECURITIES SERIES ("GSS") will seek current income and preservation of capital by investing in U.S. Government and U.S.
Government-related Securities.

    (5) WORLD GOVERNMENTS SERIES ("WGS") will seek moderate current income and preservation and growth of capital by investing in a portfolio of U.S. and Foreign Government Securities.

    (6) TOTAL RETURN SERIES ("TRS") will seek primarily to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital. Its secondary objective is to take advantage of opportunities for growth of capital and income. Assets will be allocated and reallocated from time to time between money market, fixed income and equity securities. Under normal market conditions, at least 25% of the Total Return Series' assets will be invested in fixed income securities and at least 40% and no more than 75% of its assets will be invested in equity securities.

    (7) MANAGED SECTORS SERIES ("MSS") will seek capital appreciation by varying the weighting of its portfolio of common stocks among certain industry sectors. Dividend income, if any, is incidental to its objective of capital appreciation.

    Shares of the Series Fund are available exclusively to separate accounts established by the Company and Sun Life of Canada (U.S.) to fund benefits under variable life insurance and variable annuity products. Certain risks involved in funding benefits under both life insurance and annuity contracts are discussed in the Series Fund prospectus under the caption "Management of the Series Fund."


    More detailed information may be found in the current prospectus of the Series Fund and the Series Fund's statement of additional information. A prospectus for the Series Fund must accompany this Prospectus and you should read it together with this Prospectus.


THE FIXED ACCOUNT

    See Appendix A to the Statement of Additional Information for a description of the Fixed Account.

                     PURCHASE PAYMENTS AND CONTRACT VALUES
                           DURING ACCUMULATION PHASE

PURCHASE PAYMENTS

    You must send all Purchase Payments to us at our Annuity Service Mailing Address. Unless you have surrendered the Contract, you may make Purchase Payments at any time during the life of the Annuitant and before the Annuity Commencement Date. Purchase Payments may be made annually, semi-annually, quarterly, monthly, or on any other frequency acceptable to us. The amount of Purchase Payments may vary; however, Purchase Payments must total at least $300 for the first Contract Year, and each Purchase Payment must be at least $25. In addition, our approval is required before we will accept a Purchase Payment if the value of your Accumulation Account exceeds $1,000,000, or if the Purchase Payment would cause the value of your Accumulation Account to exceed $1,000,000.


    Your completed application forms, together with the initial Purchase Payment, are forwarded to us. Upon acceptance, we issue the Contract to you and credit the initial Purchase Payment to the Contract in the form of Accumulation Units. We will credit the initial Purchase Payment within two business days after we receive your completed application. If your application is incomplete, we may retain the Purchase Payment for up to five business days while we try to complete the application. If we cannot complete the application within five business days, we will notify you of the reason for the delay and will return the Purchase Payment immediately, unless you specifically consent to our retaining the Purchase Payment until we can complete the application. Once the application is completed, we will credit the Purchase Payment within two business days. We will credit all subsequent Purchase Payments using the Accumulation Unit values for the Valuation Period during which we receive the Purchase Payment.


    We will establish an Accumulation Account for each Contract. Your Accumulation Account value for any Valuation Period is equal to the variable accumulation value, if any, plus the fixed accumulation value, if any, for that Valuation Period. The variable accumulation value is equal to the sum of the value of all Variable Accumulation Units credited to your Accumulation Account.


    We will allocate each net Purchase Payment to either the Fixed Account or to Sub-Accounts of the Variable Account or to both Sub-Accounts and the Fixed Account, in accordance with the allocation factors you have specified in the application or as subsequently changed. When we receive a Purchase Payment, we will credit all of that portion, if any, of the net Purchase Payment to be allocated to the Sub-Accounts to the Accumulation Account in the form of Variable Accumulation Units. The number of Variable Accumulation Units we credit is determined by dividing the dollar amount allocated to the Sub-Account by the Variable Accumulation Unit value for that Sub-Account for the Valuation Period during which we receive the Purchase Payment.


    We established the Variable Accumulation Unit value for each Sub-Account at $10.00 for the first Valuation Period of that Sub-Account. We determine the Variable Accumulation Unit value for any subsequent Valuation Period as follows: we multiply the Variable Accumulation Unit value for the immediately preceding Valuation Period by the appropriate Net Investment Factor for the subsequent Valuation Period. The Variable Accumulation Unit value for each Sub-Account for any Valuation Period is determined at the end of the Valuation Period and may increase, decrease or remain constant from Valuation Period to Valuation Period, depending on the investment performance of the series of the Series Fund in which the Sub-Account is invested, and the expenses and charges deducted from the Variable Account.

NET INVESTMENT FACTOR

    The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of a Variable Accumulation Unit may increase, decrease or remain the same.


    The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result, where:


        (a) is the net result of:

            (1) the net asset value of a Series Fund share held in the
                Sub-Account determined as of the end of the Valuation Period, plus

            (2) the per share amount of any dividend or other distribution declared on the Series Fund shares held in the Sub-Account if the "ex dividend" date occurs during the Valuation Period, plus or minus

            (3) a per share credit or charge with respect to any taxes paid, or reserved for by the Company during the Valuation Period which we determine to be attributable to the operation of the Sub-Account (no federal income taxes are applicable under present law);


        (b) is the net asset value of a Series Fund share held in the Sub-Account, determined as of the end of the preceding Valuation Period; and


        (c) is the risk charge factor we determine for the Valuation Period to reflect the charge for assuming the mortality and expense risks and distribution expense risk.

TRANSFERS

    During the Accumulation Phase, you may transfer all or part of the value of your Accumulation Account to one or more Sub-Accounts then available or to the Fixed Account, or to any combination of these options. We make these transfers by converting the value of the Accumulation Units you wish to transfer into Variable Accumulation Units of Sub-Accounts and/or Fixed Accumulation Units of the same aggregate value, as you choose. These transfers are subject to the following conditions:

        (1) you may make transfers involving Fixed Accumulation Units only during the 45 day period before and the 45 day period after each Contract Anniversary;

        (2) you may not make more than 12 transfers in any Contract Year; and

        (2) the amount transferred may not be less than $1,000 unless you are transferring your entire balance in the Fixed Account or a Sub-Account.

    In addition, these transfers will be subject to such terms and conditions as the Series Fund may impose. We will make these transfers using the Accumulation Unit values for the Valuation Period during which we receive the request for transfer. Transfers may be made pursuant to telephoned instructions.

                                CASH WITHDRAWALS


    At any time during the Accumulation Phase, you may withdraw in cash all or any portion of the value of your Accumulation Account. Withdrawals may be subject to a withdrawal charge (see "Withdrawal Charges"). Withdrawals also may have adverse federal income tax consequences, including a 10% penalty tax (see "Federal Tax Status"). In addition, if you own a Qualified Contract you should check the terms of your retirement plan for restrictions on withdrawals.



    Your withdrawal request will be effective on the date we receive it. If you request a withdrawal of more than $5,000, we may require a signature guarantee. Your request must specify the amount you wish to withdraw. For a partial withdrawal, you may specify the amount you want withdrawn from the Fixed Account and/or each Sub-Account to which your Accumulation Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata based on your allocations at the end of the Valuation Period during which we receive your request.


    If you request a full withdrawal, we will pay you the value of your Accumulation Account at the end of the Valuation Period during which we receive your request, minus the contract maintenance charge for the current Contract Year and any applicable withdrawal charge. If you request a partial withdrawal, we will pay you the amount you request and reduce the value of your Accumulation Account by deducting the amount paid plus any applicable withdrawal charge. If you request a partial withdrawal that would result in the value of your Accumulation Account being reduced to an amount less than the contract maintenance charge for the current Contract Year, we will treat it as a request for a full withdrawal.

    We will pay you the applicable amount of any full or partial withdrawal within seven days after we receive your withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw only for following periods:


    - when the New York Stock Exchange is closed, except weekends and holidays or when trading on the New York Stock Exchange is restricted;


    - when it is not reasonably practical to dispose of securities held by the Series Fund or to determine the value of the net assets of the Series Fund, because an emergency exists; or

    - when an SEC order permits us to defer payment for the protection of securities holders.

SECTION 403(B) ANNUITIES


    The Internal Revenue Code imposes restrictions on cash withdrawals from contracts used with Section 403(b) Annuities. In order for a Contract to receive tax deferred treatment, the Contract must provide that cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of Accumulation Account value as of December 31, 1988 ("Pre-1989 Account Value")) may be made only when the Owner attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Internal Revenue Code). These restrictions apply to any growth or interest on or after January 1, 1989 on Pre-1989 Account Value, salary reduction contributions made on or after January 1, 1989, and any growth or interest on such contributions ("Restricted Account Value").


    Withdrawals of Restricted Account Value are also permitted in cases of financial hardship, but only to the extent of contributions; earnings on contributions cannot be withdrawn for hardship reasons. While specific rules defining hardship have not been issued by the Internal Revenue Service, it is expected that to qualify for a hardship distribution, the Owner must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contract (see "Federal Tax Status"). Under certain circumstances, the 10% tax penalty will not apply to withdrawals to pay medical expenses.

    Under the terms of a particular Section 403(b) plan, you may be entitled to transfer all or a portion of the Accumulation Account value to one or more alternative funding options. You should consult the documents governing the plan and the person who administers such plan for information as to such investment alternatives.



    For information on the federal income tax withholding rules that apply to distributions from Qualified Contracts (including Section 403(b) Annuities) see "Federal Tax Status."


                                 DEATH BENEFIT


    If the Annuitant dies before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary. If the Annuitant dies on or after the Annuity Commencement Date, we will not pay a death benefit, except as may be provided under the annuity option elected.



    You select the Beneficiary in your Contract application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change. If your designated Beneficiary is not living on the date of death of the Annuitant, we will pay the death benefit in one lump sum to you or, if you are the Annuitant, to your estate.



    During the lifetime of the Annuitant and before the Annuity Commencement Date, you may elect to have the death benefit payable under one or more of our annuity options listed under "Annuity Provisions," for the Beneficiary as Payee. If you have not elected a method of settlement of the death benefit that is in effect on the date of death of the Annuitant, the Beneficiary may elect to receive the death benefit in the form of either a cash payment or one or more of our annuity options. If we do not receive an election by the Beneficiary within 60 days after the date we receive Due Proof of Death of the Annuitant and any required release or consent, the Beneficiary will be deemed to have elected a cash payment as of the last day of the 60 day period.


    In all cases, no Owner or Beneficiary will be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code (see "Other Contractual
Provisions--Death of Owner").

PAYMENT OF DEATH BENEFIT


    If the death benefit is to be paid in cash to the Beneficiary, we will make payment within seven days of the date the election becomes effective or is deemed to become effective, except as we may be permitted to defer such payment in accordance with the Investment Company Act of 1940 under the circumstances described in this Prospectus under "Cash Withdrawals." If the death benefit is to be paid in one lump sum to you (or to your estate if you are the Annuitant), we will make payment within seven days of the date we receive Due Proof of Death of the Annuitant, the Owner and/or the Beneficiary, as applicable. If the death benefit is to be paid under one or more of our annuity options, the Annuity Commencement Date will be the first day of the second calendar month following the effective date or the deemed effective date of the election and we will maintain your Accumulation Account in effect until the Annuity Commencement Date.


AMOUNT OF DEATH BENEFIT

    The death benefit is equal to the greatest of:

        (1) the value of your Accumulation Account;

        (2) the total Purchase Payments made under the Contract reduced by all withdrawals;

        (3) the value of your Accumulation Account on the Seven Year Anniversary immediately preceding the date of death of the Annuitant, adjusted for any Purchase Payments or cash withdrawal payments made and Contract charges assessed after that Seven Year Anniversary.

    To determine the amount of the death benefit under (1) above, we will use Accumulation Values for the Valuation Period during which we receive Due Proof of Death of the Annuitant if you have elected settlement under one or more of the annuity options; if no election by you is in effect, we will use either the values for the Valuation Period during which an election by the Beneficiary becomes or is deemed effective or, if the death benefit is to be paid in one sum to you or your estate, the values for the Valuation Period during which we receive Due Proof of Death of both the Annuitant and the designated Beneficiary.


                                CONTRACT CHARGES


    We will assess contract charges under the Contract as follows:


CONTRACT MAINTENANCE CHARGE

    We deduct an annual contract maintenance charge of $30 as partial reimbursement for administrative expenses relating to the issuance and maintenance of the Contract. Prior to the Annuity Commencement Date, we deduct this charge on each Contract Anniversary. We also deduct this charge on surrender of the Contract for full value on a date other than the Contract Anniversary. We deduct the contract maintenance charge in equal amounts from the Fixed Account and each Sub-Account in which you have Accumulation Units at the time of the deduction.


    On the Annuity Commencement Date we will reduce the value of your Accumulation Account by the proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date. After the Annuity Commencement Date, we will deduct the contract maintenance charge pro rata from each annuity payment made during the year.



    We will not increase the amount of the contract maintenance charge. We reserve the right to reduce the amount of the contract maintenance charge for groups of participants with individual Contracts under an employer's retirement program in situations in which the size of the group and established administrative efficiencies contribute to a reduction in administrative expenses.


MORTALITY AND EXPENSE RISK CHARGE AND DISTRIBUTION EXPENSE CHARGE

    We assume the risk that Annuitants may live for a longer period of time than we have estimated in establishing the guaranteed annuity rates incorporated into the Contract and the risk that administrative charges assessed under the Contracts may be insufficient to cover our actual administrative expenses.


    For assuming these risks, we make a deduction from the Variable Account at the end of each Valuation Period both during the Accumulation Phase and after annuity payments begin at an effective annual rate of 1.25%. We may change the rate of this deduction annually, but it will not exceed 1.25% on an annual basis. If the deduction is insufficient to cover the actual cost of the mortality and expense risk undertaking, we will bear the loss. Conversely, if the deduction proves more than sufficient, the excess would be profit to us and would be available for any proper corporate purpose including, among other things, payment of distribution expenses. If the withdrawal charges and distribution expense charges described below prove insufficient to cover expenses associated with the distribution of the Contracts, we will meet the deficiency from our general corporate funds, which may include amounts derived from the mortality and expense risk charges.


    We assume the risk that withdrawal charges we assess under the Contracts may be insufficient to compensate us for the costs of distributing the Contracts. For assuming this risk, we make a deduction from the Variable Account with respect to the Contracts at the end of each Valuation Period for the first seven Contract Years (during both the Accumulation Phase and, if applicable, after annuity payments begin) at an effective annual rate of 0.15% of the assets of the Variable Account attributable to the Contracts. We do not make a deduction for this charge after the seventh Contract Anniversary. If the distribution expense charge is insufficient to cover the actual risk assumed, we will bear the loss; however, if the charge is more than sufficient, any excess will be profit to us and would be available for any proper corporate purpose. In no event will the distribution expense charges and any withdrawal charges assessed under a Contract exceed 9% of the Purchase Payments.


    For the year ended December 31, 1998 mortality and expense risk charges imposed under the Contracts and other contracts participating in the Variable Account and the distribution expense charges described above were the only expenses of the Variable Account.


WITHDRAWAL CHARGES

    We do not deduct a sales charge from Purchase Payments. However, we will impose a withdrawal charge (i.e., a contingent deferred sales charge) on certain amounts you withdraw as reimbursement for certain expenses relating to the distribution of the Contracts, including commissions, costs of preparation of sales literature and other promotional costs and acquisition expenses.

    You may withdraw a portion of your Accumulation Account value each year before incurring the withdrawal charge, and after we have held a Purchase Payment for seven years you may withdraw it free of any withdrawal charge. In addition, we do not impose a withdrawal charge upon annuitization or upon the transfer of Accumulation Account values among the Sub-Accounts or between the Sub-Accounts and the Fixed Account.

    We do not impose the withdrawal charge with respect to a Contract established for the personal account of an employee of the Company or of any of its affiliates, or of a licensed insurance agent engaged in distributing the Contracts.

    All other full or partial withdrawals are subject to a withdrawal charge which will be applied as follows:


    (1) Old Payments, New Payments and accumulated value: In a given Contract Year, "New Payments" are Payments you have made in that Contract Year or in the six previous Contract Years; "Old Payments" are all Purchase Payments made before the previous six Contract Years; and the remainder of your Accumulation Account value--that is, the value of your Accumulation Account minus the total of Old Payments and New Payments--is called the "accumulated value."



    (2) Order of withdrawal: When you make a partial withdrawal or surrender your Contract, we consider the oldest Payment not previously to be withdrawn first, then the next oldest, and so forth. Once all Old Payments and New Payments have been withdrawn, additional amounts withdrawn will be attributed to accumulated value.


    (3) Free withdrawal amount: In any Contract Year, you may withdraw the following amount before we impose a withdrawal charge: (a) any Old Payments you have not previously withdrawn, and (b) 10% of any New Payments, whether or not these new Payments have been previously withdrawn


    (4) Amount subject to withdrawal charge: We will impose the withdrawal charge on the excess, if any, of (a) Old Payments and New Payments being withdrawn over (b) the remaining free withdrawal amount at the time of the withdrawal. We do not impose the withdrawal charge on amounts attributed to accumulated value.


    The withdrawal charge percentage varies according to the number of Contract Years the Purchase Payment has been in your Accumulation Account, including the year in which you made the Payment, but not the year you withdraw it. The applicable percentages are as follows:

                        NUMBER OF                      WITHDRAWAL CHARGE
                      CONTRACT YEARS                      PERCENTAGE
                    -----------------                  -----------------
      0-1...........................................           6%
      2-3...........................................           5%
      4-5...........................................           4%
      6.............................................           3%
      7 or more.....................................           0%

    Aggregate withdrawal charges (including the distribution expense charge described above) assessed against a Contract will never exceed 9% of the total amount of Purchase Payments made under the Contract. (See Appendix C to the Statement of Additional Information for examples of withdrawals and withdrawal charges.)


PREMIUM TAXES

    We will make a deduction, when applicable, for premium taxes or similar state or local taxes. Currently, no premium taxes are applicable in the State of New York; however, if you or the Payee are a resident of a state other than New York, a premium tax ranging from 0% to 3.5% may be assessed, depending on the state of residence. It is currently our policy to deduct the tax from the amount applied to provide an annuity at the time annuity payments commence. However, we reserve the right to deduct such taxes on or after the date they are incurred.

CHARGES OF THE SERIES FUND

    The Variable Account purchases shares of the Series Fund at net asset value. The net asset value of these shares reflects investment management fees and expenses (including, but not limited to, compensation of trustees, governmental expenses, interest charges, taxes, fees of auditors, legal counsel, transfer agent and custodian, transactional expenses and brokerage commissions) already deducted from the assets of the Series Fund. These fees and expenses are more fully described in the Series Fund's prospectus and the Statement of Additional Information.

                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE


    We begin making annuity payments under a Contract on the Annuity Commencement Date, which you select in your Contract application. You may change the Annuity Commencement Date from time to time, as provided in the Contract. The Annuity Commencement Date must be the first day of a month and not later than the first day of the first month following the Annuitant's 85th birthday. Any new Annuity Commencement Date must be at least 30 days after we receive notice of the change.


    For Qualified Contracts, there may be other restrictions on your selection of the Annuity Commencement Date imposed by the particular retirement plan or by applicable law. For example, in most situations, current law requires that the Annuity Commencement Date under a Qualified Contract be no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2). The Annuity Commencement Date may also be changed by an election of an annuity option as described under "Death Benefit." Please refer to the terms of your plan for additional restrictions.


    On the Annuity Commencement Date, we will cancel your Accumulation Account and apply its adjusted value to provide an annuity. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period which ends immediately before the Annuity Commencement Date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge (see "Contract Maintenance Charge"). NO CASH WITHDRAWALS WILL BE PERMITTED AFTER THE ANNUITY COMMENCEMENT DATE EXCEPT AS MAY BE AVAILABLE UNDER THE ANNUITY OPTION ELECTED.


ANNUITY OPTIONS


    During the lifetime of the Annuitant and prior to the Annuity Commencement Date, you may elect one or more of the annuity options described below or such other settlement option as we may agree to for the Annuitant as Payee, except as restricted by the particular retirement plan or any applicable legislation. These annuity options may also be elected by you or the Beneficiary, as provided under "Death Benefit."

    You may not change any election after 30 days before the Annuity Commencement Date, and no change of annuity option is permitted after the Annuity Commencement Date. If no election is in effect on the 30th day before the Annuity Commencement Date, we will deem Annuity Option B, for a Life Annuity with 120 monthly payments certain, to have been elected. If more than one person is named as "Annuitant" due to the designation of a co-annuitant, the adjusted value of the Accumulation Account will be applied under Annuity Option C, with the survivor benefit to be calculated in accordance with such option using fifty percent (50%).



    Any election may specify the proportion of the adjusted value of your Accumulation Account to be applied to the Fixed Account and the Sub-Accounts. If the election does not so specify, then the portion of the adjusted value of the Accumulation Account to be applied to the Fixed Account and the Sub-Accounts will be determined on a pro rata basis from the composition of the Accumulation Account on the Annuity Commencement Date.


    Annuity Options A, B and C are available to provide either a Fixed Annuity or a Variable Annuity. Annuity Options D and E are available only to provide a Fixed Annuity.

    Annuity Option A. Life Annuity: We make monthly payments during the lifetime of the Payee. This option offers a higher level of monthly payments than Annuity Options B or C because we do not make further payments after the death of the Payee, and there is no provision for a death benefit payable to a Beneficiary.

    Annuity Option B. Life Annuity with 60, 120, 180 or 240 Monthly Payments
Certain: We make monthly payments during the lifetime of the Payee and in any event for 60, 120, 180 or 240 months certain as elected. The election of a longer period certain results in smaller monthly payments than would be the case if a shorter period certain were elected.


    Annuity Option C. Joint and Survivor Annuity: We make monthly payments payable during the joint lifetime of the Payee and the designated second person and during the lifetime of the survivor. During the lifetime of the survivor, variable monthly payments, if any, will be determined using the percentage chosen at the time of the election of this option of the number of each type of Annuity Unit credited to the Contract and each fixed monthly payment, if any, will be equal to the same percentage of the fixed monthly payment payable during the joint lifetime of the Payee and the designated second person.


    *Annuity Option D. Fixed Payments for a Specified Period Certain: We make fixed monthly payments for a specified period of time (at least five years but not exceeding 30 years), as elected.

    *Annuity Option E. Fixed Payments: We will hold the amount applied to provide fixed payments in accordance with this option at interest. We will make fixed payments in such amounts and at such times (at least over a period of five years) as we have agreed upon and will continue until the amount we hold with interest is exhausted. We will credit interest yearly on the amount remaining unpaid at a rate which we shall determine from time to time but which shall not be less than 4% per year compounded annually. We may change the rate so determined at any time; however, the rate may not be reduced more frequently than once during each calendar year.

DETERMINATION OF ANNUITY PAYMENTS


    We will determine the dollar amount of the first Variable Annuity payment in accordance with the annuity payment rates found in the Contract, which are based on an assumed interest rate of 4% per year. We determine all Variable Annuity payments other than the first by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing the portion of the first Variable Annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period that ends immediately before the Annuity Commencement Date. The number of Annuity Units of each Sub-Account credited to the Contract then remains fixed, unless an exchange of Annuity Units is made as described

---------

* The election of this Annuity Option may result in the imposition of a penalty tax.

below. The dollar amount of each Variable Annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.


    The Statement of Additional Information contains detailed disclosure regarding the method of determining the amount of each Variable Annuity payment and calculating the value of a Variable Annuity Unit, as well as hypothetical examples of these calculations.

EXCHANGE OF VARIABLE ANNUITY UNITS


    After the Annuity Commencement Date, the Payee may exchange Variable Annuity Units from one Sub-Account to another, up to a maximum of 12 such exchanges each Contract Year. We calculate the number of new Variable Account units so that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange.


ANNUITY PAYMENT RATES


    The Contract contains annuity payment rates for each Annuity Option described above. The rates show, for each $1,000 applied, the dollar amount of
(a) the first monthly Variable Annuity payment based on the assumed interest rate of 4% and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate of 4% per year. The annuity payment rates may vary according to the annuity option elected and the adjusted age of the Payee.



    If net investment return of the Sub-Accounts was exactly equal to the assumed interest rate of 4%, the amount of each Variable Annuity payment would remain level. If a net investment return is greater than 4%, the amount of each variable annuity payment would increase; conversely, if the net investment return is less than 4%, the amount of each variable annuity payment would decrease.


                           OTHER CONTRACT PROVISIONS

OWNER

    As the Owner, you are entitled to exercise all Contract rights and privileges without the consent of the Beneficiary or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract. The Owner of a Non-Qualified Contract may change the ownership of the Contract, subject to the provisions of the Contract, although such change may result in the imposition of tax (see "Federal Tax Status--Taxation of Annuities in General"). Transfer of ownership of a Qualified Contract is governed by the laws and regulations applicable to the retirement or deferred compensation plan for which the Contract was issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

    Subject to the rights of an irrevocably designated Beneficiary, the Owner may change or revoke the designation of a Beneficiary at any time while the Annuitant is living.

DEATH OF OWNER


    If you are the Owner of a Non-Qualified Contract and you die before the Annuitant and before the Annuity Commencement Date, the Accumulation Account must be distributed to the Beneficiary, if then alive, either (1) within five years after the date of your death, or (2) over some period not greater than the life or expected life of the Beneficiary, with annuity payments beginning within one year after the date of your death. The person named as Beneficiary shall be considered the designated beneficiary for the purposes of Section 72(s) of the Internal Revenue Code and if no person then living has been so named, then the Annuitant shall automatically be the designated beneficiary for this purpose.


    These mandatory distribution requirements will not apply when the designated beneficiary is your spouse, if your spouse elects to continue the Contract in his or her own name as Owner. If you were the Annuitant as well as the Owner, your surviving spouse (if the designated beneficiary) may elect to be named as both Owner and Annuitant and continue the Contract; if your spouse does not make that election, the Death Benefit provision of the Contract shall be controlling, subject to the condition that any annuity option elected complies with the Section 72(s) distribution requirements. In all other cases where the Owner and the Annuitant are the same individual, the Death Benefit provision of the Contract controls.


    If you are both the Owner and Annuitant and you die on or after the Annuity Commencement Date and before the entire accumulation under the Contract has been distributed, the remaining portion of such accumulation, if any, must be distributed at least as rapidly as the method of distribution then in effect.


    In all cases, no Owner or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code.


    Any distributions upon the death of the Owner of a Qualified Contract will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.

VOTING OF SERIES FUND SHARES

    We will vote Series Fund shares held by the Sub-Accounts at meetings of shareholders of the Series Fund or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. We will vote Series Fund shares for which no timely voting instructions are received in the same proportion as the shares for which instructions are received from persons having such voting rights. The Owner is the person having the right to give voting instructions prior to the Annuity Commencement Date. On or after the Annuity Commencement Date the Payee is the person having such voting rights.

    Owners of Contracts held pursuant to retirement plans may be subject to other voting provisions of the particular retirement plan. Employees who contribute to retirement plans which are funded by the Contracts are entitled to instruct the Owners as to how to instruct the Company to vote the Series Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans.

    We will determine the number of particular Series Fund shares as to which each such person is entitled to give instructions on a date not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, we determine that number by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Contract's Accumulation Account by the net asset value of one particular Series Fund share as of the same date. On or after the Annuity Commencement Date, we determine the number of particular Series Fund shares as to which such instructions may be given by a Payee by dividing the reserve held by the Company in the particular Sub-Account for the Contract by the net asset value of a particular Series Fund share as of the same date.

SUBSTITUTED SECURITIES

    Shares of a particular series of the Series Fund may not always be available for purchase by the Variable Account or we may decide that further investment in any such shares is no longer appropriate in view of the purposes of the Variable Account or in view of legal, regulatory or federal income tax restrictions. In either event, shares of another series or shares of another registered open-end investment company may be substituted both for Series Fund shares already purchased by the Variable Account and as the security to be purchased in the future provided that these substitutions have been approved by the Securities and Exchange Commission and the Superintendent of Insurance of the State of New York. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

MODIFICATION

    Upon notice to you, or to the Payee during the annuity period, we may modify the Contract, but only if such modification (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject or (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts or
(iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts or (iv) provides additional Variable Account and/ or fixed accumulation options. In the event of any such modification, we may make appropriate endorsement to the Contract to reflect such modification.

CHANGE IN OPERATION OF VARIABLE ACCOUNT


    At the Company's election and subject to the prior approval of the Superintendent of Insurance of the State of New York and to any necessary vote by persons having the right to give instructions with respect to the voting of Series Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the Securities and Exchange Commission. In the event of any such change in the operation of the Variable Account, we may, subject to the prior approval of the Superintendent of Insurance of the State of New York, make appropriate endorsement to the Contract to reflect the change and take such action as may be necessary and appropriate to effect the change.


SPLITTING UNITS

    We reserve the right to split or combine the value of Variable Accumulation Units, Fixed Accumulation Units, Annuity Units or any of them. In effecting any such change in unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

                               FEDERAL TAX STATUS

INTRODUCTION


    The Contracts are designed for use in connection with retirement plans that may or may not be qualified plans under Sections 401, 403 or 408 of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes may depend upon the type of retirement plan for which a Contract is purchased and a number of different factors. This discussion is general in nature, is based upon the Company's understanding of current federal income tax laws, and is not intended as tax advice. Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE FEDERAL, STATE OR LOCAL TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING A CONTRACT.


TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT

    The Company is taxed as a life insurance company under the Code. The operations of the Variable Account are accounted for separately from other operations of the Company for purposes of federal income taxation, but the Variable Account is not taxable as a regulated investment company or otherwise as an entity separate from the Company. The income of the Variable Account (consisting primarily of interest, dividends and net capital gains) is not taxable to the Company to the extent that it is applied to increase reserves under contracts participating in the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

    Purchase Payments made under Non-Qualified Contracts are not deductible from the Owner's income for federal income tax purposes. Owners of Qualified Contracts should consult a tax adviser regarding the tax treatment of Purchase Payments.

    Generally, no taxes are imposed on the increase in the value of a Contract held by an individual Owner until a distribution occurs, either as an annuity payment or as a cash withdrawal or lump sum payment prior to the Annuity Commencement Date. However, corporate Owners and other Owners that are not natural persons are subject to current taxation on the annual increase in the value of a Non-Qualified Contract, unless the non-natural person holds the Contract as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement). This current taxation of annuities held by non-natural persons does not apply to earnings accumulated under an immediate annuity, which the Code defines as a single premium contract with an annuity commencement date within one year of the date of purchase.

    A partial cash withdrawal (i.e., a withdrawal of less than the entire value of the Contract's Accumulation Account) from a Non-Qualified Contract before the Annuity Commencement Date is treated first as a withdrawal from the increase in the Accumulation Account's value, rather than as a return of Purchase Payments. The amount of the withdrawal allocable to this increase will be includible in the Owner's income and subject to tax at ordinary income rates. If an individual receives a loan under a Contract or if the Contract is assigned or pledged as collateral for a loan, the amount borrowed from the Contract or the amount assigned or pledged must be treated as if it were withdrawn from the Contract.

    In the case of annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, a portion of each payment is treated as a nontaxable return of Purchase Payments. The nontaxable portion is determined by applying to each annuity payment an "exclusion ratio," which, in general, is the ratio that the total amount the Owner paid for the Contract bears to the Payee's expected return under the Contract. The remainder of the payment is taxable at ordinary income rates.

    The total amount that a Payee may exclude from income through application of the "exclusion ratio" is limited to the amount the Owner paid for the Contract. If the Annuitant survives for his full life expectancy, so that the Payee recovers the entire amount paid for the Contract, any subsequent annuity payments will be fully taxable as income. Conversely, if the Annuitant dies before the Payee recovers the entire amount paid, the Payee will be allowed a deduction for the amount of unrecovered Purchase Payments.

    Taxable cash withdrawals and lump sum payments from Non-Qualified Contracts may be subject to a penalty tax equal to 10% of the amount treated as taxable income. This 10% penalty also may apply to certain annuity payments. This penalty will not apply in certain circumstances (such as where the distribution is made upon the death of the Owner). The withdrawal penalty also does not apply to distributions under an immediate annuity (as defined above).


    In the case of a Qualified Contract, distributions generally are taxable and distributions made prior to age 59 1/2 are subject to a 10% penalty tax, although this penalty tax will not apply in certain circumstances. Certain distributions, known as "eligible rollover distributions," if rolled over to certain other qualified retirement plans (either directly or after being distributed to the Payee), are not taxable until distributed from the plan to which they are rolled over. In general, an eligible rollover distribution is any taxable distribution other than hardship distribution or a distribution that is part of a series of payments made for life or for a specified period of ten years or more. Owners, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, payments and rollovers under the retirement plans in connection with which the Contracts are purchased.

    If the Owner of a Non-Qualified Contract dies, the value of the Contract generally must be distributed within a specified period (see "Other Contractual Provisions--Death of Owner"). For Contracts owned by non-natural persons, a change in the Annuitant is treated as the death of the Owner.

    A purchaser of a Qualified Contract should refer to the terms of the applicable retirement plan and consult a tax adviser regarding distribution requirements upon the death of the Owner.

    A transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse) is treated as the receipt by the Owner of income in an amount equal to the value of the Contract's Accumulation Account minus the total amount paid for the Contract.

    The Company will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a Non-Qualified Contract or under a Qualified Contract issued in connection with an individual retirement account, unless the Owner or Payee provides his or her taxpayer identification number to the Company and notifies the Company (in the manner prescribed) before the time of the distribution that he or she chooses not to have any amounts withheld.

    In the case of distributions from a Qualified Contract (other than distributions from a Contract issued for use with an individual retirement account), the Company or the plan administrator must withhold and remit to the U.S. Government 20% of each distribution that is an eligible rollover distribution (as defined above) unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover. If a distribution from a Qualified Contract is not an eligible rollover distribution, then the Owner or Payee can choose not to have amounts withheld as described above for Non-Qualified Contracts and individual retirement accounts.

    Amounts withheld from any distribution may be credited against the Owner's or Payee's federal income tax liability for the year of the distribution.

    The Internal Revenue Service has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. Contracts that do not comply with these regulations do not qualify as annuities for federal income tax purposes, and therefore the annual increase in the value of such contracts is subject to current taxation. The Company believes that each series of the Series Fund complies with the regulations.

    The preamble to the regulations states that the Internal Revenue Service may promulgate guidelines under which a variable contract will not be treated as an annuity for tax purposes if the owner has excessive control over the investments underlying the contract. It is not known whether such guidelines, if in fact promulgated, would have retroactive effect. If guidelines are promulgated, the Company will take any action (including modification of the Contract and/or the Variable Account) necessary to comply with the guidelines.

QUALIFIED RETIREMENT PLANS

    The Qualified Contracts described in this Prospectus are designed for use with the following types of qualified retirement plans:

        (1) Pension and Profit-Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a), 401(k) and 403(a) of the Code, including those purchasers who would have been covered under the rules governing old H.R. 10 (Keogh) Plans;

        (2) Tax-Sheltered Annuities established pursuant to the provisions of
    Section 403(b) of the Code for public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code; and

        (3) Individual Retirement Annuities permitted by Sections 219 and 408 of the Code, including Simplified Employee Pension Plans established by employers pursuant to Section 408(k) and Simple Retirement Accounts established pursuant to Section 408(p).

    The tax rules applicable to participants in such plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of Qualified Contracts. Participants in such plans as well as Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Qualified Contracts. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions. The Company will provide purchasers of Qualified Contracts used in connection with Individual Retirement Annuities with such supplemental information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Qualified Contract should consult a qualified tax adviser.

                              YEAR 2000 COMPLIANCE


    The Company's business, financial condition, and results of operations could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999. However, the Company has investigated the nature and extent of the work necessary to render its computer systems capable of processing beyond the turn of the century ("Year 2000 compliant"), and has made substantial progress toward achieving this goal, including upgrading and/or replacing existing systems. As of December 31, 1998, over 90% of the system components had been remediated, tested and certified as Year 2000 compliant. The majority of the remaining components are in the testing phase and are expected to be certified by March 31, 1999. While it is believed that these efforts do involve substantial costs, the Company closely monitors associated costs and continues to evaluate associated risks based on actual testing. Based on available information, the Company believes that it will be able to manage its total Year 2000 transition without a material adverse effect on its business operations, financial condition, or results of operations.


                         DISTRIBUTION OF THE CONTRACTS


    The Contracts will be sold by licensed insurance agents in the State of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by Clarendon Insurance Agency, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.). Commissions and other distribution expenses will be paid by the Company and will not be more than 6.31% of Purchase Payments. Commissions will not be paid with respect to Contracts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts.


                               LEGAL PROCEEDINGS

    There are no pending legal proceedings affecting the Variable Account. We are engaged in various kinds of routine litigation which, in management's opinion, is not of material importance to the Company's total assets or material with respect to the Variable Account.

                                OWNER INQUIRIES

    All Owner inquiries should be directed to the Company at the Annuity Service Mailing Address shown on the cover of this Prospectus.

           TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION


General Information...................................................
Annuity Provisions....................................................
Other Contract Provisions.............................................
Administration of the Contracts.......................................
Distribution of the Contracts.........................................
Accountants...........................................................
Calculation of Performance Data.......................................
Advertising and Sales Literature......................................
Financial Statements..................................................
Appendix A -- The Fixed Account.......................................
Appendix B -- Illustrative Examples of Variable Accumulation Unit
  Value, Variable Annuity Unit Value and Variable Annuity Payment
  Calculations........................................................
Appendix C -- Withdrawals and Withdrawal Charges......................

    This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 1999 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York. To receive a copy, return this request form to the address shown below or telephone (212) 943-3855 or (800) 447-7569.


 -------------------------------------------------------------------------------

To:   Sun Life Insurance and Annuity Company of New York
     80 Broad Street
     New York, New York 10004

    Please send me a Statement of Additional Information for
    Compass 3 Sun Life (N.Y.) Variable Account B.
Name  ____________________________________________
Address  ____________________________________________
     ____________________________________________
City____________________________ State___________ Zip______________
Telephone  ____________________________________________

                                                                       [LOGO]

PROSPECTUS

MAY 1, 1999

COMBINATION FIXED/VARIABLE
ANNUITY FOR PERSONAL AND
QUALIFIED RETIREMENT PLANS

  ISSUED BY
  SUN LIFE INSURANCE AND ANNUITY COMPANY
  OF NEW YORK
  Annuity Service Mailing Address:
  80 Broad Street
  New York, New York 10004

  LEGAL COUNSEL
  Covington & Burling
  1201 Pennsylvania Avenue, N.W.
  P.O. Box 7566
  Washington, D.C. 20044

  AUDITORS
  Deloitte & Touche LLP
  125 Summer Street
  Boston, Massachusetts 02110

              ISSUED IN CONNECTION
              WITH SUN LIFE (N.Y.)
              VARIABLE ACCOUNT B


CO3NY-1 5/99

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF

                             ADDITIONAL INFORMATION

    Attached hereto and made a part hereof is a Statement of Additional Information dated May 1, 1999.

                                                                     MAY 1, 1999


                                   COMPASS 3

                      STATEMENT OF ADDITIONAL INFORMATION
                       SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                               TABLE OF CONTENTS


General Information...............................
Annuity Provisions................................
Other Contract Provisions.........................
Administration of the Contracts...................
Distribution of the Contracts.....................
Accountants.......................................
Calculation of Performance Data...................
Advertising and Sales Literature..................
Financial Statements..............................
Appendix A -- The Fixed Account...................
Appendix B -- Illustrative Examples of Variable
 Accumulation Unit Value, Variable Annuity Unit
 Value and Variable Annuity Payment Calculations..
Appendix C -- Withdrawals and Withdrawal
  Charges.........................................




    This Statement of Additional Information sets forth information which may be of interest to prospective purchasers of Compass 3 Combination Fixed/Variable Annuity Contracts (the "Contracts") for personal and qualified retirement plans issued by Sun Life Insurance and Annuity Company of New York (the "Company") in connection with Sun Life (N.Y.) Variable Account B (the "Variable Account") which is not necessarily included in the Prospectus dated May 1, 1999. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company at its Annuity Service Mailing Address, 80 Broad Street, New York, New York 10004, or by telephoning (212) 943-3855 or (800) 447-7569.


    The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.
--------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                              GENERAL INFORMATION

THE COMPANY


    Sun Life Insurance and Annuity Company of New York (the "Company") is a stock life insurance company incorporated under the laws of New York on May 25, 1983. Its Home Office is located at 80 Broad Street, New York, New York 10004. The Company is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), a stock life insurance company incorporated in Delaware and having its Executive Office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Sun Life of Canada (U.S.) is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"), 150 King Street West, Toronto, Ontario, Canada, a mutual life insurance company incorporated in Canada in 1865.


THE VARIABLE ACCOUNT

    Sun Life (N.Y.) Variable Account B (the "Variable Account") is a separate account of the Company which meets the definition of a separate account under the federal securities laws and which is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

THE FIXED ACCOUNT


    If the Owner elects to have Contract values accumulated on a fixed basis, Purchase Payments are allocated to the Fixed Account. Because of exemptive and exclusionary provisions, that part of the Contract relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account, nor any interests therein, are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Statement of Additional Information with respect to that portion of the Contract relating to the Fixed Account. Disclosures regarding the fixed portion of the Contract and the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made herein (see Appendix A).


                               ANNUITY PROVISIONS

DETERMINATION OF ANNUITY PAYMENTS

    On the Annuity Commencement Date the Contract's Accumulation Account will be cancelled and its adjusted value will be applied to provide a Variable Annuity or a Fixed Annuity or a combination of both. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium or similar taxes and a proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

    The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on an assumed interest rate of 4% per year. All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Sub-Account credited to the Contract then remains fixed unless an exchange of Annuity Units is made as described in the Prospectus. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of a particular Sub-Account credited to the Contract by the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the due date of each subsequent payment.

    For a description of fixed annuity payments, see Appendix A.

    For a hypothetical example of the calculation of a variable annuity payment, see Appendix B.

ANNUITY UNIT VALUE

    The Annuity Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Annuity Unit value for any subsequent Valuation Period is determined by multiplying the Annuity Unit value for the immediately preceding Valuation Period by the appropriate Net Investment Factor (See "Net Investment Factor" in the Prospectus) for the current Valuation Period and then multiplying that product by a factor to neutralize the assumed interest rate of 4% per year used to establish the annuity payment rates found in the Contract. The factor is 0.99989255 for a one day Valuation Period.

    For a hypothetical example of the calculation of the value of a Variable Annuity Unit, see Appendix B.

                           OTHER CONTRACT PROVISIONS

OWNER AND CHANGE OF OWNERSHIP

    The Contract shall belong to the Owner. All Contract rights and privileges may be exercised by the Owner without the consent of the Beneficiary (other than an irrevocably designated beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract. The Annuitant becomes the Owner on and after the Annuity Commencement Date. The Beneficiary becomes the Owner on the death of the Annuitant. In some qualified plans the Owner of the Contract is a Trustee and the Trust authorizes the Annuitant/participant to exercise certain contract rights and privileges.

    Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

    The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of the Annuitant and prior to the Annuity Commencement Date, although such change may result in the imposition of tax (see "Federal Tax Status--Taxation of Annuities in General" in the Prospectus). A change of ownership will not be binding upon the Company until written notification is received by the Company. Once received by the Company the change will be effective as of the date on which the request for change was signed by the Owner but the change will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change. The Company may require that the signature of the Owner be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. which has entered into an appropriate agreement with the Company.

DESIGNATION AND CHANGE OF BENEFICIARY

    The Beneficiary designation contained in the application will remain in effect until changed. The interest of any Beneficiary is subject to the particular Beneficiary surviving the Annuitant.

    Subject to the rights of an irrevocably designated Beneficiary, the Owner may change or revoke the designation of a Beneficiary at any time while the Annuitant is living by filing with the Company a written beneficiary designation or revocation in such form as the Company may require. The change or revocation will not be binding upon the Company until it is received by the Company. When it is so received the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed by the Owner.

CUSTODIAN

    The Company is Custodian of the assets of the Variable Account. The Company, as Custodian, will purchase shares of a particular series of the Series Fund at net asset value in connection with amounts allocated to the particular Sub-Account in accordance with the instructions of the Owner and redeem Series Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

                        ADMINISTRATION OF THE CONTRACTS


    The Company performs certain administrative functions relating to the Contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of contract issued to each owner, the status of the Accumulation Account under each Contract, and other pertinent information necessary to the administration and operation of the Contracts. The Company has entered into service agreements with its parent, Sun Life Assurance Company of Canada (U.S.), and Sun Life Assurance Company of Canada, under which the latter have agreed to provide the Company with certain services on a cost reimbursement basis. These services include, but are not limited to, accounting and investment services, systems support and development, pricing, product development, actuarial, legal and compliance functions, marketing services and staff training.


                         DISTRIBUTION OF THE CONTRACTS


    The offering of the Contracts is continuous. The Contracts are sold by licensed insurance agents in the State of New York. Such agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts are distributed by Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.). Commissions and other distribution compensation will be paid by the Company and will not be more than 6.31% of Purchase Payments. Commissions will not be paid with respect to Contracts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts. During 1996, 1997 and 1998, approximately $39,481, $30,614 and $_______, respectively, was paid to and retained by Clarendon in connection with the distribution of the Contracts.


                                  ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110, are the Variable Account's independent certified public accountants providing auditing and other professional services.

                        CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN:

    The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the note below), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out below the table. For purposes of determining these investment results, the actual investment performance of each Series of MFS/Sun Life Series Trust is reflected from the date such Series commenced operations, although the Contracts have been offered only since March 1, 1993.


                          AVERAGE ANNUAL TOTAL RETURN
                        PERIOD ENDING DECEMBER 31, 1998



                                                                 10
                                           1 YEAR    5 YEAR     YEAR          DATE OF
                                           PERIOD    PERIOD    PERIOD   LIFE*   INCEPTION
                                          --------   -------   ------   -- --------------
                                                                             August 13,
Capital Appreciation Series.............          %         %        %   --     1985
                                                                             August 12,
Government Securities Series............          %         %        %   --     1985
                                                                             August 13,
High Yield Series.......................          %         %        %   --     1985
Managed Sectors Series..................          %         %   --           %  May 27, 1988
                                                                             August 29,
Money Market Series.....................          %         %        %   --     1985
Total Return Series.....................          %         %   --           %  May 16, 1988
World Governments Series................          %         %   --           %  May 16, 1988

------------------------
 *From Date of Inception, as the lifetimes of these series are less than ten years.


    The length of the period and the last day of each period used in the above table are set out in the table heading and in the footnotes above. The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                                P(1 + T)n = ERV

 Where: P      =      a hypothetical initial Purchase Payment of $1,000
        T      =      average annual total return for the period
        n      =      number of years
      ERV      =      redeemable   value  (as  of  the  end   of  the  period)  of  a
                      hypothetical $1,000 Purchase Payment  made at the beginning  of the  1-year, 5-year,  or 10-year period  (or fractional portion thereof)

   The formula assumes that: 1) all recurring fees have been deducted from the Contract's Accumulation Account; 2) all applicable non-recurring Contract charges are deducted at the end of the period; and 3) there will be a full surrender at the end of the period.

    The $30 annual contract maintenance charge will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the charge is proportional to the percentage of the number of Contracts that have amounts allocated to that Sub-Account. Because the impact of contract maintenance charges on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.

NON-STANDARDIZED INVESTMENT PERFORMANCE:

    The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Such results may be computed on a "cumulative" and/or "annualized" basis.

    "Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

    "Annualized" quotations (described in the following table as "Compound Growth Rate") are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

                    NON-STANDARDIZED INVESTMENT PERFORMANCE:


$10,000 INVESTED IN              WOULD HAVE GROWN TO THIS AMOUNT ON
THIS SUB-ACCOUNT UNDER A                 DECEMBER 31, 1998*
COMPASS 3 CONTRACT
THIS MANY YEARS AGO...



               Capital Appreciation Series                              Government Securities Series
--------------------------------------------------------- ---------------------------------------------------------
Number                               Cumulative  Compound Number                               Cumulative  Compound
  of                                   Growth     Growth    of                                   Growth     Growth
Years        Periods        Amount      Rate       Rate   Years        Periods        Amount      Rate       Rate
------  ----------------- ---------- ----------  -------- ------  ----------------- ---------- ----------  --------
  1     12/31/96-12/31/97                                    1     12/31/96-12/31/97
  2     12/31/95-12/31/97                                    2     12/31/95-12/31/97
  3     12/31/94-12/31/97                                    3     12/31/94-12/31/97
  4     12/31/93-12/31/97                                    4     12/31/93-12/31/97
  5     12/31/92-12/31/97                                    5     12/31/92-12/31/97
  10    12/31/87-12/31/97                                    10    12/31/87-12/31/97
 Life    8/13/85-12/31/97                                   Life    8/12/85-12/31/97



                    High Yield Series                                      Managed Sectors Series
--------------------------------------------------------- ---------------------------------------------------------
Number                               Cumulative  Compound Number                               Cumulative  Compound
  of                                   Growth     Growth    of                                   Growth     Growth
Years        Periods        Amount      Rate       Rate   Years        Periods        Amount      Rate       Rate
------  ----------------- ---------- ----------  -------- ------  ----------------- ---------- ----------  --------
  1     12/31/96-12/31/97                                    1     12/31/96-12/31/97
  2     12/31/95-12/31/97                                    2     12/31/95-12/31/97
  3     12/31/94-12/31/97                                    3     12/31/94-12/31/97
  4     12/31/93-12/31/97                                    4     12/31/93-12/31/97
  5     12/31/92-12/31/97                                    5     12/31/92-12/31/97
  10    12/31/87-12/31/97
 Life    8/13/85-12/31/97                                   Life    5/27/88-12/31/97



                   Total Return Series                                    World Governments Series
--------------------------------------------------------- ---------------------------------------------------------
Number                               Cumulative  Compound Number                               Cumulative  Compound
  of                                   Growth     Growth    of                                   Growth     Growth
Years        Periods        Amount      Rate       Rate   Years        Periods        Amount      Rate       Rate
------  ----------------- ---------- ----------  -------- ------  ----------------- ---------- ----------  --------
  1     12/31/96-12/31/97                                    1     12/31/96-12/31/97
  2     12/31/95-12/31/97                                    2     12/31/95-12/31/97
  3     12/31/94-12/31/97                                    3     12/31/94-12/31/97
  4     12/31/93-12/31/97                                    4     12/31/93-12/31/97
  5     12/31/92-12/31/97                                    5     12/31/92-12/31/97

 Life    5/16/88-12/31/97                                   Life    5/16/88-12/31/97


------------------------
*For purposes of determining these investment results, the actual investment performance of each Series of MFS/Sun Life Series Trust is reflected from the date such Series commenced operations, although the Contracts have been offered only since March 1, 1993. The charges imposed under the Contract against the assets of the Variable Account for mortality and expense risks and distribution expenses have been deducted. However, the annual Account Fee is not reflected and these examples do not assume surrender at the end of the period.

                        ADVERTISING AND SALES LITERATURE


    As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

    A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

    DUFF & PHELPS CREDIT RATING COMPANY's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

    LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

    STANDARD & POOR's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

    VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

    STANDARD & POOR'S INDEX--broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

    NASDAQ-OTC Price Index--this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

    DOW JONES INDUSTRIAL AVERAGE (DJIA)--price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

    In its advertisements and other sales literature for the Variable Account and the Series Fund, the Company intends to illustrate the advantages of the Contracts in a number of ways:

    COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the fixed account; and the compounding effect when an Owner makes regular deposits to his or her Account.

    DOLLAR COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

    THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, A.M. Best Company and Duff & Phelps above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria.

[Financial Statements to be filed by amendment]

                       SUN LIFE INSURANCE AND ANNUITY
                       COMPANY OF
                       NEW YORK
                       Annuity Service Mailing Address:
                       80 Broad Street
                       New York, New York 10004


                       LEGAL COUNSEL
                       Covington & Burling
                       1201 Pennsylvania Avenue, N.W.
                       P.O. Box 7566
                       Washington, D.C. 20044

                       AUDITORS
                       Deloitte & Touche LLP
                       125 Summer Street
                       Boston, Massachusetts 02110


                       CO3NY-13 5/99

                                     PART C

                                OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  The following Financial Statements are included in this Registration
Statement:

Included in Part A:

     None.

Included in Part B:

A.   Financial Statements of the Registrant [to be filed by amendment]:

     1.    Statement of Condition, December 31, 1998;

     2.    Statement of Operations, Year Ended December 31, 1998;

     3. Statements of Changes in Net Assets, Years Ended December 31, 1998 and 1997;

     4.    Notes to Financial Statements; and

     5.    Independent Auditors' Report.

B.   Financial Statements of the Depositor [to be filed by amendment]:


     1. Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, December 31, 1998 and 1997;

     2. Statutory Statements of Operations, Years Ended December 31, 1998, 1997 and 1996;

     3. Statutory Statements of Changes in Capital Stock and Surplus, Years Ended December 31, 1998, 1997 and 1996;

     4. Statutory Statements of Cash Flow, Years Ended December 31, 1998, 1997 and 1996;

     5.    Notes to Statutory Financial Statements; and

     6.    Independent Auditors' Report.

     (b) The following Exhibits are incorporated in this Registration Statement by reference unless otherwise indicated:

     (1) Resolution of the Board of Directors of the depositor dated December 3, 1984, authorizing the establishment of the Registrant;*

     (2)   Not applicable;

     (3) (a) Marketing Coordination Agreement between the Depositor, MFS Fund Distributors, Inc. and Clarendon Insurance Agency, Inc.;*

           (b)(i)    Specimen Sales Operations and General Agent Agreement;*

           (b)(ii) Specimen Broker-Dealer Supervisory and Service Agent Agreement;*

           (b)(iii) Specimen Broker-Dealer Supervisory and Service Agent Agreement;*

     (4) Form of Flexible Payment Deferred Combination Variable and Fixed Annuity Contract;**

     (5) Form of Application used with the variable annuity contract filed as Exhibit (4);**

     (6) Declaration of Intent and Charter and the By-Laws of the Depositor;*

     (7)   Not Applicable;

     (8)   Not Applicable;

     (9)   Previously filed;

     (10)  Consent of Deloitte & Touche [to be filed by amendment];

     (11)  None;

     (12)  Not Applicable;

     (13) Schedule for Computation of Performance Quotations [to be filed by amendment];

     (14)  Not applicable;

     (15)  Powers of Attorney***.

     * Filed as an Exhibit to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, File No. 333-05037.

    ** Incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4, File No. 33-19765, filed April 23, 1998.

   *** Filed herewith.

     Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                     Positions and Offices
Business Address                       with the Depositor
--------------------                   ----------------------
Donald A. Stewart                      Chairman and Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

C. James Prieur                        President and Director
One Sun Life Executive Park
Wellesley Hills,
Massachusetts  02481

John D. McNeil                         Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

David D. Horn                          Director
Strong Road
New Vineyard, Maine 04956

John S. Lane                           Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

Richard B. Bailey                      Director
63 Atlantic Avenue
Boston, Massachusetts  02110

M. Colyer Crum                         Director
104 Westcliff Road
Weston, Massachusetts 02193

John G. Ireland                        Director
680 Steamboat Road
Greenwich, Connecticut 06830

Name and Principal                  Positions and Offices
Business Address                    with the Depositor
--------------------                ----------------------
Donald B. Henderson, Jr.            Director
125 West 55th Street
New York, New York 10019

Angus A. MacNaughton                Director
Metro Tower, Suite 1170
950 Tower Lane
Foster City, California  94404

Fioravante G. Perrotta              Director
13 Clark Lane
Essex, Connecticut 06426

Ralph F. Peters                     Director
66 Strimples Mill Road
Stockton, New Jersey 08559

Peter R. O'Flinn                    Director
125 West 55th Street
New York, New York 10019

Frederick B. Whittemore             Director
1221 Avenue of the Americas
New York, New York 10020

S. Caesar Raboy                     Director
220 Boylston Street
Boston, Massachusetts 02110

Michael A. Cohen                    Vice President and
80 Broad Street                     Regional Manager
New York, New York 10004

James M.A. Anderson                 Vice President, Investments
One Sun Life Executive Park
Wellesley Hills,
Massachusetts 02481

Robert K. Leach                     Vice President, Individual Annuities
One Copley Place
Boston, Massachusetts 02116

L. Brock Thomson                    Vice President
One Sun Life Executive Park         and Treasurer
Wellesley Hills,
Massachusetts 02481

Robert P. Vrolyk                    Vice President, Controller
One Sun Life Executive Park         and Actuary
Wellesley Hills,
Massachusetts 02481

Peter F. Demuth                     Vice President and Chief Counsel and
One Sun Life Executive Park         Assistant Secretary
Wellesley Hills,
Massachusetts  02481

Ellen B. King                       Secretary
One Sun Life Executive Park
Wellesley Hills,
Massachusetts 02481

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.). Sun Life Assurance Company of Canada (U.S.) is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

     The following is a list of all corporations directly or indirectly controlled by or under common control with Sun Life Assurance Company of Canada, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship:

                                                                      Percent of
                                                     State or Country Ownership
                                                     or Jurisdiction  of Voting
                                                     of Incorporation Securities
                                                     ---------------- ----------
Sun Life Assurance Company of Canada                  Canada              100%
-----------------------------------------------------------------------------------
Sun Life Assurance Company of Canada
  -- U.S. Operations Holdings, Inc.............       Delaware            100%
Sun Life Assurance Company of Canada
  (U.K.) Limited ..............................       United Kingdom      100%
Sun Life of Canada Investment Management
  Limited .....................................       Canada              100%
Sun Life of Canada Benefit Management
  Limited .....................................       Canada              100%
Spectrum United Holdings, Inc..................       Canada              100%
Sun Canada Financial Co. ......................       Delaware            100%
Sun Life of Canada (U.S.) Holdings, Inc. ......       Delaware              0%*
Sun Life of Canada (U.S.) Financial
  Services Holdings, Inc. .....................       Delaware              0%*
Sun Life Assurance Company of Canada
  (U.S.).......................................       Delaware              0%**
Sun Life Insurance and Annuity Company of
  New York ....................................       New York              0%****
Sun Life of Canada (U.S.) Distributors, Inc....       Delaware              0%****
Sun Benefit Services Company, Inc. ............       Delaware              0%****
Sun Life of Canada (U.S.) SPE 97-1, Inc........       Delaware              0%****
Massachusetts Financial Services Company ......       Delaware              0%***
New London Trust, F.S.B........................       Federally Chartered   0%****
Sun Life Information Services Ireland Limited..       Republic of Ireland   0%****
Clarendon Insurance Agency, Inc. ..............       Massachusetts         0%*****
MFS Service Center, Inc........................       Delaware              0%*****
MFS/Sun Life Series Trust .....................       Massachusetts         0%******
Sun Capital Advisers, Inc. ....................       Delaware              0%****
MFS International, Ltd. .......................       Ireland               0%*****
MFS Institutional Advisers, Inc. ..............       Delaware              0%*****
MFS Fund Distributors, Inc. ...................       Delaware              0%*****
MFS Retirement Services, Inc. .................       Delaware              0%*****
Sun Life Financial Service Limited ............       Bermuda               0%****

----------
     * 100% of the issued and outstanding voting securities of Sun Life of Canada (U.S.) Holdings, Inc. and Sun Life of Canada (U.S.) Financial Services Holdings, Inc. is owned by Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc.

    ** 100% of the issued and outstanding voting securities of Sun Life
       Assurance Company of Canada (U.S.) is owned by Sun Life of Canada (U.S.) Holdings, Inc.

   *** 93.6% of the issued and outstanding voting securities of Massachusetts Financial Services Company is owned by Sun Life of Canada (U.S.) Financial Services Holdings, Inc.

  **** 100% of the issued and outstanding voting securities of New London
       Trust, F.S.B., Sun Life Insurance and Annuity Company of New York, Sun Life of Canada (U.S.) Distributors, Inc., Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) SPE 97-1, Inc., Sun Capital Advisers, Inc., Sun Life Financial Services Limited and Sun Life Information Services Ireland Limited is owned by Sun Life Assurance Company of Canada (U.S.).

 ***** 100% of the issued and outstanding voting securities of Clarendon
       Insurance Agency, Inc., MFS Service Center, Inc., MFS International, Ltd., MFS Institutional Advisers, Inc., MFS Fund Distributors, Inc., and MFS Retirement Services, Inc. is owned by Massachusetts Financial Services Company.

****** 100% of the issued and outstanding voting securities of MFS/Sun Life
       Series Trust is owned by separate accounts of Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.

     Omitted from the list are subsidiaries of Sun Life Assurance Company of Canada which, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of Sun Life Assurance Company of Canada.

     None of the companies listed is a subsidiary of the Registrant, therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 1999 there were 883 qualified and 231 non-qualified contracts participating in the investment experience of the Variable Account.

Item 28.  INDEMNIFICATION

     Article 5, Section 5.6 of the By-laws of Sun Life Insurance and Annuity Company of New York, a copy of which was filed as Exhibit A.(6)(b) to the Registration Statement of the Registrant on Form N-8B-2 (File No. 811-4183), provides for indemnification of directors, officers and employees of Sun Life Insurance and Annuity Company of New York.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., which is a wholly- owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G and I, Sun Life (N.Y.)

Variable Accounts A and C and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

Name and Principal                          Positions and Offices
Business Address*                           with Underwriter
-----------------                           --------------------
Jane M. Mancini                             President and Director
James M.A. Anderson                         Director
S. Caesar Raboy                             Director
C. James Prieur                             Director
Robert P. Vrolyk                            Director
L. Brock Thompson                           Vice President and Treasurer
Roy P. Creedon                              Secretary
Donald E. Kaufman                           Vice President
Cynthia M. Orcutt                           Vice President
Laurie Lennox                               Vice President
Maura A. Murphy                             Assistant Secretary
Peter A. Marion                             Tax Officer

--------------------

 * The principal business address of all directors and officers of the principal underwriter except Ms. Mancini and Ms. Lennox is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Ms. Mancini and Ms. Lennox is One Copley Place, Boston, Massachusetts 02116.

     (c)  Inapplicable.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other  documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 80 Broad Street, New York, New York 10004, at the offices of Sun Life Assurance Company of Canada (U.S.) at One Copley Place, Boston Massachusetts 02116 and One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the office of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31.  MANAGEMENT SERVICES

     Not applicable.

Item 32.  UNDERTAKINGS

     Representation with respect to Section 26(a) of the Investment Company Act of 1940.

     Sun Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Amendment to its Registration Statement to be signed on its behalf in the Town of Wellesley Hills and Commonwealth of Massachusetts on the 26th day of February, 1999.


                                           Sun Life (N.Y.)
                                             Variable Account B
                                           (Registrant)

                                           Sun Life Insurance and Annuity
                                             Company of New York
                                           (Depositor)


                                      By:   /s/ C. JAMES PRIEUR
                                      --------------------------------
                                           C. James Prieur
                                           President

Attest:  /s/ EDWARD M. SHEA
       ------------------------------
             Edward M. Shea
             Assistant Vice President and Counsel

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.



     Signatures                    Title                         Date
     ----------                    -----                         ----

   /s/ C. JAMES PRIEUR             President and Director     February 26, 1999
------------------------------     (Principal Executive
       C. James Prieur             Officer)

    Signatures                       Title                       Date
    ----------                       -----                       ----

                                     Vice President,
*   /s/ ROBERT P. VROLYK          Controller and Actuary      February 26, 1999
------------------------------ (Principal Accounting Officer)
        Robert P. Vrolyk

*   /s/ DONALD A. STEWART          President                  February 26, 1999
------------------------------   and Director
        Donald A. Stewart

*    /s/ JOHN D. McNEIL            Director                   February 26, 1999
---------------------------
         John D. McNeil

*   /s/ RICHARD B. BAILEY           Director                  February 26, 1999
------------------------------
        Richard B. Bailey

*   /s/ JOHN S. LANE                Director                  February 26, 1999
------------------------------
        John S. Lane

*   /s/ DAVID D. HORN               Director                  February 26, 1999
------------------------------
         David D. Horn

*   /s/ JOHN G. IRELAND             Director                  February 26, 1999
------------------------------
        John G. Ireland

*   /s/ DONALD B. HENDERSON, JR.    Director                  February 26, 1999
------------------------------
        Donald B. Henderson, Jr.

*   /s/ FIORAVANTE G. PERROTTA      Director                  February 26, 1999
------------------------------
        Fioravante G. Perrotta

*   /s/ FREDERICK B. WHITTEMORE     Director                  February 26, 1999
------------------------------
        Frederick B. Whittemore

*  /s/ PETER R. O'FLINN             Director                  February 26, 1999
------------------------------
        Peter R. O'Flinn

------------------------------

*    By Edward M. Shea pursuant to Power of Attorney filed herewith.

    Signatures                       Title                      Date
    ----------                       -----                      ----

*  /s/ RALPH F. PETERS              Director                  February 26, 1999
------------------------------
       Ralph F. Peters

*  /s/ ANGUS A. MacNAUGHTON         Director                  February 26, 1999
------------------------------
       Angus A. MacNaughton

*  /s/ M. COLYER CRUM               Director                  February 26, 1999
------------------------------
       M. Colyer Crum

*  /s/ S. CAESAR RABOY              Director                  February 26, 1999
------------------------------
       S. Caesar Raboy

------------------------------

*    By Edward M. Shea pursuant to Power of Attorney filed herewith.